Income Taxes	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Income Taxes
Income Taxes

The provision for income taxes recorded in the consolidated financial statements differs from the amount which would be obtained by applying the statutory income tax rate to the loss before income taxes as follows:

	2019 $	2018 $	2017 $
Loss before income taxes	(33,122,888)	(16,489,183)	(15,475,353)
Statutory Canadian corporate tax rate	26.50%	27.00%	27.00%
Anticipated tax recovery	(8,777,565)	(4,452,079)	(4,178,345)
Foreign jurisdiction tax rate difference	3,088,811	3,312,963	2,899,190
Employee share based compensation	389,591	382,275	156,250
Change in fair value of warrant derivative	3,341,334	—	—
Impact of Alberta rate change	3,758,175	—	—
Adjustment to opening tax pools	11,973	(238,222)	162,162
Other permanent differences	149,294	(35,912)	53,039
Change in deferred tax benefits deemed not probable to be recovered	(1,961,613)	1,579,017	1,051,725
Current income taxes	—	548,042	144,021
Adjustment in respect to prior periods	—	—	(2,523)
Net current tax expense	—	548,042	141,498

As at December 31, 2019, we have the following non-capital losses for income tax purposes in Canada:

Expiry	$
2026	9,809,000
2027	12,170,000
2029	4,009,000
2030	4,774,000
2031	4,343,000
2032	2,873,000
2033	2,457,000
2034	2,472,000
2035	3,125,000
2036	6,430,000
2037	4,812,000
2038	5,056,000
2039	6,900,000
69,230,000

As at December 31, 2019, we have the following non-refundable federal investment tax credits for income tax purposes in Canada:

Expiry	$
2020	189,000
2021	471,000
2022	465,000
2023	361,000
2024	228,000
2025	271,000
2026	520,000
2027	596,000
2028	622,000
2029	173,000
2030	91,000
2031	114,000
2032	381,000
2033	487,000
2034	270,000
2035	183,000
2036	41,000
2037	980
2038	19,000
5,482,980

As well, we have unclaimed scientific research and experimental development expenditures available to reduce future years’ taxable income of approximately $27,560,000.  We have not recorded the potential benefits of these tax pools in these consolidated financial statements.

Deferred tax assets are recognized, to the extent that it is probable that taxable income will be available, against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized. The components of our unrecognized deferred tax asset are as follows:

	2019 $	2018 $	2017 $
Net operating losses carried forward	19,625,642	20,664,345	19,160,218
Scientific research and experimental development	6,338,542	7,406,169	7,406,099
Investment tax credits	4,222,016	3,988,606	3,988,325
Undepreciated capital costs in excess of book value of property and equipment and intellectual property	1,908,320	1,949,611	1,927,640
Share issue costs	611,072	696,346	493,343
Net capital losses carried forward	6,474	7,598	7,598
Unrecognized deferred tax asset	32,712,066	34,712,675	32,983,223